Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Schedule Of Significant Assumptions Used To Estimate The Obligation
       The significant assumptions used to estimate the obligation are:

Annual inflation rate	5.54%
Credit-adjusted risk-free rate	5.37%
Initial estimated remediation costs (undiscounted and not adjusted for inflation)	$200,000 ($41,000 paid in 2007)
Estimated remediation completion date	December 19, 2038
Estimated remediation cost on December 19, 2038	$720,000

Schedule of Change in Asset Retirement Obligation

The following is a reconciliation of the beginning and ending aggregate carrying amounts of the asset retirement obligation for the years ended December 31, 2012 and 2011 (all amounts in thousands):

	Year Ended December 31,
	2012		2011
Balance, beginning	$175		$166
Accretion expense	9		9
Balance, ending	$184	(1)	$175

(1)	The difference between the $184,000 liability as of December 31, 2012 and the estimated undiscounted future payments of $720,000 is estimated inflation between December 31, 2012 and December 19, 2038.